Main differences between IFRS and Swiss GAAP (Narrative) (Detail)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Goodwill, maximum useful life for justified exceptional cases (in years)	10 years
UBS AG [Member]
Entity [Table]
Goodwill, maximum useful life for justified exceptional cases (in years)	10 years